GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 16, 2018	Nov. 03, 2017	May 03, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value				$ 1,035,100	$ 1,244,126	$ 1,547,579	$ 1,055,895	$ 953,234
Working Capital (Deficit)				(332,764)		(2,300,644)
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants						6,041,214
Proceeds from Issuance or Sale of Equity						6,011,229	5,226,368
Net Cash Provided by (Used in) Operating Activities				(2,387,274)	$ (1,609,841)	(7,470,054)	$ (5,107,452)
Subsequent Event [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants						1,500,000
Proceeds from Issuance or Sale of Equity						270,000
Working Capital Excluding Derivative and Warrant Liabilities [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Working Capital (Deficit)						(743,518)
Series D Preferred Stock [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		$ 1,929,960				$ 1,929,960
Series E Preferred Stock [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants	$ 1,492,969			1,500,000
Series E Preferred Stock [Member] | Subsequent Event [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants	$ 1,500,000
Common Stock and Warrant [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance or Sale of Equity				$ 385,000
Series C and D Preferred Stock [Member] | Subsequent Event [Member]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance or Sale of Equity			$ 4,675,000